Goodwill and impairment review of goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of reconciliation of goodwill

		$ million
	2021	2020
Cost
At 1 January	13,093	12,865
Exchange adjustments	(91)	184
Acquisitions and other additions[a]	139	632
Reclassified as assets held for sale	(137)	(199)
Deletions and disposals	(13)	(389)
At 31 December	12,991	13,093
Impairment losses
At 1 January	613	997
Exchange adjustments	(1)	1
Impairment losses for the year	7	1
Deletions and disposals	(1)	(386)
At 31 December	618	613
Net book amount at 31 December	12,373	12,480
Net book amount at 1 January	12,480	11,868
[a] 2020 principally relates to an acquisition in the US Fuels business.
Impairment review of goodwill

		$ million
Goodwill at 31 December	2021	2020
gas & low carbon energy	2,147	2,152
oil production & operations	5,464	5,613
customers & products	4,697	4,660
other businesses & corporate	65	55
	12,373	12,480

Schedule of goodwill

		$ million		$ million
	gas & low carbon energy		oil production & operations
	2021	2020	2021	2020
Goodwill	2,147	2,152	5,464	5,613
Excess of recoverable amount over carrying amount	3,991	3,991	32,438	27,758

										$ million
					2021					2020
	Castrol	US Fuels	European Fuels	Other	Total	Castrol	US Fuels	European Fuels	Other	Total
Goodwill	2,837	606	862	392	4,697	2,865	606	913	276	4,660